Income tax (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended				72 Months Ended		36 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Cayman	Dec. 31, 2013 BVI	Dec. 31, 2013 Hong Kong	Dec. 31, 2012 Hong Kong	Dec. 31, 2011 Hong Kong	Dec. 31, 2013 PRC	Dec. 31, 2013 PRC	Dec. 31, 2012 PRC	Dec. 31, 2013 Guangzhou Huaduo PRC	Dec. 31, 2013 Other PRC subsidiaries, VIE and VIE's subsidiary
Income tax
Withholding income tax				0	0
Income tax rate (as a percent)	25.00%	25.00%	25.00%			16.50%	16.50%	16.50%		25.00%
Preferential tax rate (as a percent)									15.00%			15.00%	25.00%
Tax exemption period following the first profitable year									2 years
Period for reduction in tax percentage									3 years
Reduction in tax rate for three years following the exemption period (as a percent)									50.00%
Percentage of research and development expenses entitled to claim by enterprise									150.00%
PRC withholding tax rate (as a percent)									10.00%
Aggregate undistributed earnings of subsidiaries available for distribution									753,975	753,975	204,960
Accrued deferred tax liability	0	0